COMMON STOCK (Schedule of Shares Issued and Issuable) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013
Class of Stock [Line Items]
Shares outstanding and issuable at December 31, 2012	161,198,812	[1]
Exercise of warrants	802,814	[2]
Cashless exercise of options	1,570,435	[3]
Shares issued for payment of accrued interest	16,153	[4]			1,160,714	773,099
Total common shares outstanding and issuable at September 30, 2013	163,588,214		161,198,812	[1]
Dividend rate, percentage	5.00%
Strike price of warrants							0.25
Proceeds from warrant exercises	$ 133,188
Cashless exercise of options	4,200,000
Cashless exercise price per share	$ 0.29
Common stock price per share	$ 0.39
Common stock issued, value	$ 6,000
Minimum [Member]
Class of Stock [Line Items]
Strike price of warrants	0.14		0.15		0.15
Cashless exercise price per share	$ 0.46
Maximum [Member]
Class of Stock [Line Items]
Strike price of warrants	0.24		0.60		0.28
Cashless exercise price per share	$ 0.50

[1]	in June 2013, the Company issued a 5% stock dividend to its common stockholders that were record holders as of the close of trading on June 14, 2013.
[2]	issued upon exercise of warrants at exercise prices between $0.14 and $0.24 per share resulting in proceeds to the Company of $133,188.
[3]	issued upon cashless exercises of 4,200,000 options at an exercise price of $0.29 per share based upon market prices of the Company's common stock ranging from $0.46 to $0.50 per share.
[4]	in January 2013, the Company issued shares of common stock with a value of $6,000 based on the quoted trading price of $0.39 per share as payment for accrued interest in the same amount.